Condensed Statement of Cash Flows - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities
Net loss	$ (24,900)	$ (7,562)
Adjustment to reconcile net loss to net cash used in operating activities:
Expenses paid for by stockholder and contributed as capital		312
Common Stock issued for services		2,000
Redemption of common shares in connection with the change of control	(1,950)
Changes in operating assets and liabilities
Prepaid deposits	(4,278)
Accrued liabilities	(1,729)	(5,250)
Net Cash Used in Operating Activities	(32,857)
Cash Flows from Financing Activities
Cash proceeds advanced from related party	4,116
Cash received for stock subscriptions received in advance	475
Cash proceeds from sales of common stock	29,275
Net Cash Provided by Financing Activities	33,866
Net Increase in Cash and Cash Equivalents	1,009
Cash and Cash Equivalents, Beginning of the Period
Cash and Cash Equivalents, End of the Period	1,009
Supplemental Disclosures of Cash Flow Information
Cash paid for income taxes
Cash paid for interest
Supplemental Disclosure of Non-cash Investing and Financing Activities:
Common stock subscriptions receivable	1,277
Common stock issued to officer for no consideration	$ 500